PREFERRED INCOME OPPORTUNITY FUND INCORPORATED

Dear Shareholder:

     Sometimes it is good to be boring! Despite the highly unsettled state of the world, financially and otherwise, Preferred Income Opportunity Fund essentially treaded water in the first half of fiscal 2002. In that six-month period, the Fund earned a total return of -0.2% on the net asset value ("NAV") of its shares. For the twelve months ending May 31, 2002, the return was a more substantial +9.5%.

     GOOD NEWS ON OUR DIVIDEND RATE! The Fund recently raised the dividend rate on its common stock by about 7.4% effective with the dividend payable on June 28, 2002. The new monthly rate will be 7.3 cents per share. The most obvious contributor to the increase has been the low cost of the Fund's leverage caused by very low short-term interest rates. However, there is more to the story than just that, as discussed in the Question & Answer section that follows this letter.

           PREFERRED INCOME OPPORTUNITY FUND MONTHLY DIVIDEND INCOME

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    MONTHLY    30-YEAR
                   DIVIDEND    TREASURY
       DATE         INCOME      YIELD

       Dec-91
       Jan-92                  7.76%
       Feb-92                  7.79%
       Mar-92                  7.96%
       Apr-92                  8.03%
       May-92     $82.50       7.84%
       Jun-92     $82.50       7.78%
       Jul-92     $82.50       7.46%
       Aug-92     $82.50       7.41%
       Sep-92     $82.50       7.38%
       Oct-92     $82.50       7.62%
       Nov-92     $82.50       7.60%
       Dec-92     $82.50       7.39%
       Jan-93     $83.14       7.19%
       Feb-93     $83.14       6.90%
       Mar-93     $83.14       6.92%
       Apr-93     $83.14       6.93%
       May-93     $83.14       6.98%
       Jun-93     $83.14       6.67%
       Jul-93     $83.14       6.56%
       Aug-93     $83.14       6.09%
       Sep-93     $83.14       6.02%
       Oct-93     $83.14       5.97%
       Nov-93     $83.14       6.30%
       Dec-93     $83.14       6.35%
       Jan-94     $79.87       6.24%
       Feb-94     $79.87       6.66%
       Mar-94     $79.87       7.09%
       Apr-94     $79.87       7.30%
       May-94     $85.89       7.43%
       Jun-94     $85.89       7.61%
       Jul-94     $85.89       7.39%
       Aug-94     $85.89       7.48%
       Sep-94     $85.89       7.82%
       Oct-94     $85.89       7.96%
       Nov-94     $89.17       7.94%
       Dec-94     $89.17       7.88%
       Jan-95     $88.36       7.73%
       Feb-95     $88.36       7.55%
       Mar-95     $88.36       7.43%
       Apr-95     $88.36       7.33%
       May-95     $88.36       6.63%
       Jun-95     $83.83       6.54%
       Jul-95     $83.83       6.90%
       Aug-95     $83.83       6.61%
       Sep-95     $83.83       6.50%
       Oct-95     $83.83       6.36%
       Nov-95     $83.83       6.08%
       Dec-95     $78.73       5.95%
       Jan-96     $78.73       6.05%
       Feb-96     $78.73       6.36%
       Mar-96     $78.73       6.67%
       Apr-96     $78.73       6.83%
       May-96     $83.83       7.00%
       Jun-96     $83.83       6.95%
       Jul-96     $83.83       7.01%
       Aug-96     $83.83       7.12%
       Sep-96     $83.83       6.90%
       Oct-96     $83.83       6.81%
       Nov-96     $83.83       6.51%
       Dec-96     $83.83       6.60%
       Jan-97     $84.06       6.79%
       Feb-97     $84.06       6.80%
       Mar-97     $84.06       7.09%
       Apr-97     $84.06       6.89%
       May-97     $84.06       6.98%
       Jun-97     $84.06       6.74%
       Jul-97     $84.06       6.45%
       Aug-97     $84.06       6.61%
       Sep-97     $84.06       6.30%
       Oct-97     $84.06       6.15%
       Nov-97     $84.06       6.04%
       Dec-97     $84.06       5.95%
       Jan-98     $79.79       5.90%
       Feb-98     $79.79       6.02%
       Mar-98     $79.79       5.93%
       Apr-98     $79.79       5.95%
       May-98     $79.79       5.80%
       Jun-98     $79.79       5.62%
       Jul-98     $79.79       5.72%
       Aug-98     $79.79       5.26%
       Sep-98     $79.79       4.98%
       Oct-98     $79.79       5.15%
       Nov-98     $79.79       5.07%
       Dec-98     $79.79       5.09%
       Jan-99     $81.35       5.09%
       Feb-99     $81.35       5.58%
       Mar-99     $81.35       5.62%
       Apr-99     $81.35       5.66%
       May-99     $81.35       5.82%
       Jun-99     $88.18       5.97%
       Jul-99     $88.18       6.10%
       Aug-99     $88.18       6.06%
       Sep-99     $88.18       6.05%
       Oct-99     $88.18       6.16%
       Nov-99     $88.18       6.29%
       Dec-99     $88.18       6.48%
     Jan-2000     $88.45       6.49%
     Feb-2000     $88.45       6.15%
     Mar-2000     $88.45       5.84%
     Apr-2000     $88.45       5.96%
     May-2000     $88.45       6.02%
     Jun-2000     $88.45       5.89%
     Jul-2000     $88.45       5.79%
     Aug-2000     $88.45       5.67%
     Sep-2000     $88.45       5.88%
     Oct-2000     $88.45       5.79%
     Nov-2000     $88.45       5.59%
     Dec-2000     $88.45       5.46%
     Jan-2001     $88.45       5.53%
     Feb-2001     $88.45       5.34%
     Mar-2001     $88.45       5.46%
     Apr-2001     $88.45       5.77%
     May-2001     $88.45       5.77%
     Jun-2001     $88.45       5.74%
     Jul-2001     $88.45       5.50%
     Aug-2001     $88.45       5.37%
     Sep-2001     $88.45       5.41%
     Oct-2001     $88.45       4.88%
     Nov-2001     $88.45       5.26%
     Dec-2001     $88.45       5.47%
     Jan-2002     $88.97       5.43%
     Feb-2002     $88.97       5.41%
     Mar-2002     $88.97       5.80%
     Apr-2002     $88.97       5.59%
     May-2002     $88.97       5.61%
     Jun-2002     $95.52       5.41%
     Jul-2002     $95.52

     The above graph updates the history of the Fund's dividend income to reflect the increase at the end of June. The Fund's income (represented by the solid line) has performed remarkably well over the years. Income has generally managed to avoid being dragged down in periods of declining interest rates on long-term Treasury bonds (the dotted line). In contrast, when the Treasury interest rates have increased, the Fund's income has typically also increased. This is exactly what we are trying to do.

     Market conditions included a little bit of everything in the six months ended May 31st. For example, the two primary preferred market sectors moved in opposite directions. Hybrid preferreds rose in price, causing a slight decline in their yields. In contrast, the prices of traditional fixed-rate preferreds fell, and their yields increased by more than one-half of a percentage point. The chart below illustrates the diverse yield changes produced by these trends since the beginning of fiscal 2002. For reference, it also shows the change in the yields of long-term Treasury bonds.

                   CUMULATIVE CHANGES IN YIELDS OF PREFFERREDS
                       AND TREASURY BONDS SINCE 11/30/01

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                      HYBRID               TRADITIONAL                30-YEAR
   DATE             PREFERREDS             PREFERREDS             TREASURY BONDS
  11/30/01            0.000%                 0.000%                   0.000%
   12/7/01            0.224%                 0.250%                   0.320%
  12/14/01            0.205%                 0.250%                   0.300%
   2/21/01            0.086%                 0.150%                   0.180%
  12/28/01            0.164%                 0.200%                   0.260%
    1/4/02            0.139%                 0.300%                   0.280%
   1/11/02           -0.123%                 0.200%                   0.090%
   1/18/02           -0.141%                 0.200%                   0.080%
   1/25/02           -0.031%                 0.400%                   0.180%
    2/1/02           -0.097%                 0.400%                   0.120%
    2/8/02           -0.040%                 0.400%                   0.100%
   2/15/02           -0.057%                 0.450%                   0.090%
   2/22/02           -0.106%                 0.500%                   0.060%
    3/1/02           -0.109%                 0.650%                   0.230%
    3/8/02            0.156%                 0.750%                   0.440%
   3/15/02            0.179%                 0.800%                   0.490%
   3/22/02            0.176%                 0.800%                   0.530%
   3/29/02            0.177%                 0.750%                   0.530%
    4/5/02            0.030%                 0.650%                   0.390%
   4/12/02            0.005%                 0.650%                   0.370%
   4/19/02            0.022%                 0.650%                   0.410%
   4/26/02           -0.093%                 0.550%                   0.310%
    5/3/02           -0.173%                 0.500%                   0.260%
   5/10/02           -0.133%                 0.600%                   0.320%
   5/17/02           -0.019%                 0.750%                   0.470%
   5/24/02           -0.116%                 0.650%                   0.390%
   5/31/02           -0.152%                 0.550%                   0.340%

     Traditional preferreds typically yield less than hybrid preferreds, and well they should. Traditional preferreds, including both fixed and adjustable rate issues, offer corporate investors the tax benefit of the Dividends Received Deduction ("DRD"), which is not available from hybrids. (The DRD also benefits the Fund through a complicated formula that reduces the cost of its leverage.) Because of this tax advantage, it is entirely possible for traditional preferreds to be very attractive among fixed-rate issues even when they yield somewhat less than hybrids. We believe that traditional fixed-rate preferreds reached that point some time ago and have since become increasingly undervalued.

     Not surprisingly, we have continued to sell gradually some of our holdings of hybrids and buy particularly attractive traditional fixed-rate preferreds as opportunities have appeared in the market. By picking our spots carefully and executing the strategy well, we have been able to avoid a significant impact on the Fund's income despite the normally lower yields on traditional issues. As shown by the bar chart on the next page, the change in the composition of the Fund's portfolio has been enough to make a difference, particularly versus three years ago when our position in hybrids was close to its highest level. We think the Fund is in a good position to benefit from the bargains that we see in traditional preferreds now.

                       PREFERRED INCOME OPPORTUNITY FUND
              COMPARATIVE PORTFOLIO WEIGHTINGS, 5/31/99 TO 5/31/02

                               [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 ADJUSTABLE        TRADITIONAL
                   RATE            FIXED-RATE            HYBRID
                 PREFERREDS        PREFERREDS          PREFERREDS
May 1999           10.2%             40.1%               45.0%
Nov 2001           14.5%             50.9%               29.8%
May 2002           10.5%             58.4%               26.7%

     As described more fully in Note 6 on page 23, one of Preferred Income Opportunity Fund's policies was recently revised in order to preserve investment flexibility. In recent years, both Moody's and Standard & Poor's have integrated their rating scales for bonds and preferreds. In the process, the ratings on many preferreds were reduced, although the rating agencies indicated that this was not by itself intended to signal changes in the credit standing of the issuers. The Fund's Board of Directors has taken this into account by increasing from 15% to 25% the limit on the Fund's holdings of securities that meet certain minimum ratings requirements, but are not rated investment grade themselves. As always, all of the Fund's investments must be in companies that, at the time of purchase, have investment grade rated senior debt outstanding or are of comparable quality.

     The Question and Answer section provides further important information on the Preferred Income Opportunity Fund. In addition, please visit our web site at WWW.PREFERREDINCOME.COM to get the most current data on the Fund.

                                        Sincerely,
                                        /s/Robert T. Flaherty
                                        Robert T. Flaherty
                                        CHAIRMAN OF THE BOARD

June 19, 2002

                               QUESTIONS & ANSWERS

WHY WAS THE FUND ABLE TO RAISE ITS DIVIDEND RATE?

     The higher dividend is really the net result of several factors. A decline in the cost of leverage was a big help. Ongoing management of the portfolio also helped, mostly by avoiding things that would normally have reduced income. Hedging tended to reduce income.

CAN YOU GIVE US MORE DETAILS ON THE DIVIDEND INCREASE?

     The reduction in the cost of the Fund's leverage was the most visible factor. The Fed's easier money policies over the last 1 1/2 years have sharply reduced short-term rates. The rates paid by the Fund on its outstanding Money Market Cumulative Preferred(TM) stock, which are reset every 49 days through an auction process, have stayed in the range of 1 1/2% to 1 3/4% so far this year. When money was relatively tight about a year and a half ago, we were paying close to 5% for this money.

     Day-to-day management of the portfolio also made an important, but less obvious, contribution to income. We have moved a lot of money from hybrid preferreds to traditional DRD eligible preferreds over the last several years. We believe this has created a more attractive portfolio, but it would normally have made a real dent in income and offset a significant part of the savings on our leverage costs. We were able to avoid that by taking advantage of the inefficiencies inherent in the preferred market. This phase of the war was won through "hand-to-hand" combat in the trenches.

     Hedging was a negative. The cost of hedging increased significantly in this environment. Furthermore, long-term interest rates declined slightly over the last year and a half. As we would expect under these conditions, our hedges were something of a drag on the Fund's income. Our hedges are designed to cope with upward spurts in long-term interest rates. The only spurt this time was down, not up, and it was in short-term rates, not long rates.

WILL THE FUND PAY AN EXTRA DIVIDEND AGAIN AT YEAR-END?

     We try to take a conservative approach in setting the Fund's monthly dividend rate. The new dividend rate leaves a little room for the unexpected, including some increase in leverage costs. That cushion could disappear by the end of this fiscal year on November 30th. Nonetheless, our best guess at the moment is that the Fund will wind up the fiscal year with some income left over. If that happens, we will distribute the extra income to shareholders in December as we have in the past.

WHAT DO YOU MAKE OF THE CURRENT WAVE OF BANKRUPTCIES AND ACCOUNTING PROBLEMS?

     Credit analysis has never been more important. A steady stream of financial and accounting problems has surfaced in the wake of the Enron catastrophe, and each new announcement creates rumors of ten more. Clearly, the system is in need of repair. At the moment, the market is punishing the suspects along with the guilty.

     We fully expect the headlines to get worse before the problems in the system are fixed. Time will resolve the economic problems left over from the speculative bubble of the late 1990s. Other problems may require an increase in the prison population. We would expect the latter to have an extremely positive influence on the restoration of financial responsibility and business ethics.

HAVE THESE CREDIT PROBLEMS AFFECTED THE FUND?

     Remember that the Preferred Income Opportunity Fund only purchases securities of companies that have senior debt rated investment grade by either Moody's or S&P or are of comparable quality. Beyond that, roughly 90% of the Fund's current portfolio is made up of issues that are themselves rated investment grade by at least one of the two agencies. In the current market environment, we think that the lower rated issues in the Fund's portfolio are more of an opportunity than a problem.

     Like most investors, we have had a few unpleasant surprises; but the Fund has so far dodged the big bullets. We avoided direct hits from the California energy crisis, Enron and its nefarious colleagues, and the telecom disaster. Furthermore, the indirect exposure to these problems through our utility investments seems manageable. The only holding in the Fund's portfolio that is not up-to-date on its dividends is Farmland Industries, Inc., which recently filed for Chapter 11 bankruptcy. Fortunately, we had sold much of our holding of Farmland's preferred earlier. Our remaining shares of Farmland account for less than 2/10 of 1% of the current market value of the Fund's portfolio.

HOW DOES THE MARKET PRICE OF THE FUND'S SHARES COMPARE TO ITS NET ASSET VALUE?

     The following chart shows the evolution of the market price of the Fund's shares from moderate discounts from net asset value last year to moderate premiums this year. This pattern is not unusual among income oriented closed-end funds (although we would naturally like to think that it is more deserved in the case of the Preferred Income Opportunity Fund).

     The emergence of the premium has naturally had a positive effect on returns based on the market price of the Fund's shares. The total returns on market were 10.6% for the first six months of fiscal 2002 and 21.9% for latest twelve months.

                        PREFERRED INCOME OPORTUNITY FUND
                     PREMIUM/DISCOUNT OF MARKET PRICE TO NAV

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                PREMIUM/
    DATE        DISCOUNT
   5/31/02       0.0766
   5/24/02       0.0757
   5/17/02       0.0858
   5/10/02       0.0595
   5/3/02        0.0839
   4/26/02       0.0526
   4/19/02       0.0394
   4/12/02       0.0409
   4/5/02        0.0248
   3/29/02       0.0400
   3/22/02       0.0383
   3/15/02       0.0302
   3/8/02        0.0124
   3/1/02        0.0595
   2/22/02       0.0582
   2/15/02       0.0457
   2/8/02        0.0607
   2/1/02        0.0444
   1/25/02       0.0677
   1/18/02       0.0268
   1/11/02       0.0276
   1/4/02        0.0297
   12/28/01      0.0289
   12/21/01      0.0210
   12/14/01     -0.0201
   12/7/01      -0.0009
   11/30/01     -0.0284
   11/23/01      0.0304
   11/16/01      0.0260
   11/9/01      -0.0068
   11/2/01       0.0017
   10/26/01     -0.0138
   10/19/01     -0.0191
   10/12/01     -0.0114
   10/5/01      -0.0433
   9/28/01      -0.0414
   9/21/01       0.0000
   9/14/01      -0.0353
   9/7/01       -0.0353
   8/31/01      -0.0603
   8/24/01      -0.0365
   8/17/01      -0.0439
   8/10/01      -0.0567
   8/3/01        0.0035
   7/27/01       0.0237
   7/20/01      -0.0264
   7/13/01      -0.0098
   7/6/01       -0.0307
   6/29/01      -0.0379
   6/22/01      -0.0623
   6/15/01      -0.0654
   6/8/01       -0.0325
   6/1/01       -0.0345
   5/25/01      -0.0111
   5/18/01      -0.0228
   5/11/01       0.0037
   5/4/01       -0.0218
   4/27/01      -0.0278
   4/20/01       0.0243
   4/13/01       0.0046
   4/6/01        0.0200
   3/30/01      -0.0109
   3/23/01      -0.0360
   3/16/01      -0.0393
   3/9/01       -0.0360
   3/2/01       -0.0109
   2/23/01      -0.0257
   2/16/01      -0.0184
   2/9/01       -0.0346
   2/2/01       -0.0528
   1/26/01       0.0192
   1/19/01      -0.0077
   1/12/01      -0.0200
   1/5/01       -0.0411
   12/29/00     -0.0276
   12/22/00     -0.0672
   12/15/00     -0.0913
   12/8/00      -0.0903
   12/1/00      -0.0928
   11/24/00     -0.0937
   11/17/00     -0.0962
   11/10/00     -0.0747
   11/3/00      -0.0739
   10/27/00     -0.0725
   10/20/00     -0.0895
   10/13/00     -0.0921
   10/6/00      -0.0896
   9/29/00      -0.1155
   9/22/00      -0.1189
   9/15/00      -0.0836
   9/8/00       -0.1113
   9/1/00       -0.1105
   8/25/00      -0.1046
   8/18/00      -0.1046
   8/11/00      -0.0879
   8/4/00       -0.0912
   7/28/00      -0.0927
   7/21/00      -0.0970
   7/14/00      -0.0893
   7/7/00       -0.0909
   6/30/00      -0.0841
   6/23/00      -0.0775
   6/16/00      -0.0943
   6/9/00       -0.1037
   6/2/00       -0.0905
   5/26/00      -0.0759
   5/19/00      -0.0734
   5/12/00      -0.0566
   5/5/00       -0.0385
   4/28/00      -0.0640
   4/21/00      -0.0781
   4/14/00      -0.0894
   4/7/00       -0.1047
   3/31/00      -0.1361
   3/24/00      -0.1272
   3/17/00      -0.1055
   3/10/00      -0.0858
   3/3/00       -0.1021
   2/25/00      -0.0962
   2/18/00      -0.1038
   2/11/00      -0.0845
   2/4/00       -0.0923
   1/28/00      -0.1047
   1/21/00      -0.0996
   1/14/00      -0.0385
   1/7/00       -0.0028
   12/31/99     -0.0354
   12/24/99     -0.1212
   12/17/99     -0.1118
   12/10/99     -0.0807
   12/3/99      -0.0970
   11/26/99     -0.0979
   11/19/99     -0.0826
   11/12/99     -0.1252
   11/5/99      -0.1192
   10/29/99     -0.1223
   10/22/99     -0.1254
   10/15/99     -0.1231
   10/8/99      -0.0860
   10/1/99      -0.0770
   9/24/99      -0.0401
   9/17/99      -0.0683
   9/10/99      -0.0938
   9/3/99       -0.1057
   8/27/99      -0.0345
   8/20/99      -0.0864
   8/13/99      -0.0780
   8/6/99       -0.0464
   7/30/99      -0.0829
   7/23/99      -0.0558
   7/16/99      -0.0761
   7/9/99       -0.0532
   7/2/99       -0.0532
   6/25/99      -0.0602
   6/18/99      -0.0835
   6/11/99      -0.0558
   6/4/99       -0.1007
   5/28/99      -0.1093
   5/21/99      -0.1256
   5/14/99      -0.1277
   5/7/99       -0.1015
   4/30/99      -0.1156
   4/23/99      -0.0930
   4/16/99      -0.0781
   4/9/99       -0.1029
   4/2/99       -0.0724
   3/26/99      -0.0888
   3/19/99      -0.1022
   3/12/99      -0.0650
   3/5/99       -0.0846
   2/26/99      -0.1078
   2/19/99      -0.0937
   2/12/99      -0.0887
   2/5/99       -0.0610
   1/29/99      -0.0677
   1/22/99      -0.0627
   1/15/99      -0.0392
   1/8/99       -0.0297
   1/1/99       -0.0196
   12/25/98     -0.0132
   12/18/98     -0.0537
   12/11/98     -0.0363
   12/4/98      -0.0413
   11/27/98     -0.0478
   11/20/98     -0.0641
   11/13/98     -0.0481
   11/6/98      -0.0396
   10/30/98     -0.0616
   10/23/98     -0.0406
   10/16/98     -0.0485
   10/9/98      -0.0744
   10/2/98      -0.0554
   9/25/98      -0.0402
   9/18/98      -0.0392
   9/11/98      -0.0487
   9/4/98       -0.0618
   8/28/98      -0.0540
   8/21/98      -0.0954
   8/14/98      -0.0864
   8/7/98       -0.0472
   7/31/98      -0.0526
   7/24/98      -0.0465
   7/17/98      -0.0563
   7/10/98      -0.0562
   7/3/98       -0.0575
   6/26/98      -0.0600
   6/19/98      -0.0573
   6/12/98      -0.0627
   6/5/98       -0.0643
   5/29/98      -0.0648
   5/22/98      -0.0664
   5/15/98      -0.0717
   5/8/98       -0.0540
   5/1/98       -0.0618
   4/24/98      -0.0768
   4/17/98      -0.0620
   4/10/98      -0.0508
   4/3/98       -0.0682
   3/27/98      -0.0579
   3/20/98      -0.0487
   3/13/98      -0.0568
   3/6/98       -0.0473
   2/27/98      -0.0477
   2/20/98      -0.0456
   2/13/98      -0.0604
   2/6/98       -0.0530
   1/30/98      -0.0477
   1/23/98      -0.0620
   1/16/98      -0.0185
   1/9/98       -0.0197
   1/2/98       -0.0171
   12/26/97     -0.0456
   12/19/97     -0.0648
   12/12/97     -0.0652
   12/5/97      -0.0406
   11/28/97     -0.0484
   11/21/97     -0.0688
   11/14/97     -0.0377
   11/7/97      -0.0442
   10/31/97     -0.0477
   10/24/97     -0.0574
   10/17/97     -0.0506
   10/10/97     -0.0492
   10/3/97      -0.0292
   9/26/97      -0.0492
   9/19/97      -0.0557
   9/12/97      -0.0656
   9/5/97       -0.0580
   8/29/97      -0.0472
   8/22/97      -0.0767
   8/15/97      -0.0715
   8/8/97       -0.0701
   8/1/97       -0.0273
   7/25/97      -0.0630
   7/18/97      -0.0486
   7/11/97      -0.0585
   7/4/97       -0.0498
   6/27/97      -0.0418
   6/20/97      -0.0473
   6/13/97      -0.0385
   6/6/97       -0.0615
   5/30/97      -0.0362
   5/23/97      -0.0573
   5/16/97      -0.0647
   5/9/97       -0.0520
   5/2/97       -0.0672
   4/25/97      -0.0748
   4/18/97      -0.0806
   4/11/97      -0.0973
   4/4/97       -0.0573
   3/28/97      -0.0715
   3/21/97      -0.0715
   3/14/97      -0.0654
   3/7/97       -0.0581
   2/28/97      -0.0605
   2/21/97      -0.0645
   2/14/97      -0.0551
   2/7/97       -0.0623
   1/31/97      -0.0678
   1/24/97      -0.0834
   1/17/97      -0.0693
   1/10/97      -0.0562
   1/3/97       -0.0693
   12/27/96     -0.0837
   12/20/96     -0.1009
   12/13/96     -0.0813
   12/6/96      -0.0792
   11/29/96     -0.0608
   11/22/96     -0.0586
   11/15/96     -0.0726
   11/8/96      -0.0932
   11/1/96      -0.0796
   10/25/96     -0.0834
   10/18/96     -0.0935
   10/11/96     -0.0876
   10/4/96      -0.0876
   9/27/96      -0.0991
   9/20/96      -0.0889
   9/13/96      -0.0661
   9/6/96       -0.0836
   8/30/96      -0.0836
   8/23/96      -0.0881
   8/16/96      -0.0673
   8/9/96       -0.0688
   8/2/96       -0.0876
   7/26/96      -0.0939
   7/19/96      -0.1122
   7/12/96      -0.0911
   7/5/96       -0.1079
   6/28/96      -0.0918
   6/21/96      -0.1301
   6/14/96      -0.1337
   6/7/96       -0.1255
   5/31/96      -0.1386
   5/24/96      -0.1386
   5/17/96      -0.1408
   5/10/96      -0.1130
   5/3/96       -0.1257
   4/26/96      -0.1383
   4/19/96      -0.1279
   4/12/96      -0.1286
   4/5/96       -0.1315
   3/29/96      -0.1515
   3/22/96      -0.1487
   3/15/96      -0.1508
   3/8/96       -0.1465
   3/1/96       -0.1124
   2/23/96      -0.1303
   2/16/96      -0.1279
   2/9/96       -0.1233
   2/2/96       -0.1233
   1/26/96      -0.1146
   1/19/96      -0.1312
   1/12/96      -0.1279
   1/5/96       -0.1197
   12/29/95     -0.1454
   12/22/95     -0.1265
   12/15/95     -0.1233
   12/8/95      -0.1277
    12/1/95     -0.1014
   11/24/95     -0.1093
   11/17/95     -0.1071
   11/10/95     -0.0962
   11/3/95      -0.1232
   10/27/95     -0.1012
   10/20/95     -0.0909
   10/13/95     -0.1006
   10/6/95      -0.0718
   9/29/95      -0.0641
   9/22/95      -0.0749
   9/15/95      -0.0710
   9/8/95       -0.0833
   9/1/95       -0.0706
   8/25/95      -0.0780
   8/18/95      -0.1011
   8/11/95      -0.1018
   8/4/95       -0.0973
   7/28/95      -0.0911
   7/21/95      -0.1087
   7/14/95      -0.0869
   7/7/95       -0.0690
   6/30/95      -0.0686
   6/23/95      -0.0749
   6/16/95      -0.0702
   6/9/95       -0.0729
   6/2/95       -0.0481
   5/26/95      -0.0753
   5/19/95      -0.0933
   5/12/95      -0.0501
   5/5/95       -0.0576
   4/28/95      -0.0341
   4/21/95      -0.0690
   4/14/95      -0.0393
   4/7/95       -0.0341
   3/31/95      -0.0393
   3/24/95      -0.0534
   3/17/95      -0.0523
   3/10/95      -0.0585
   3/3/95       -0.0297
   2/24/95      -0.0376
   2/17/95      -0.0702
   2/10/95      -0.0314
   2/3/95       -0.0119
   1/27/95      -0.0619
   1/20/95      -0.0303
   1/13/95      -0.0141
   1/6/95       -0.0010
   12/30/94     -0.0851
   12/23/94     -0.0604
   12/16/94     -0.0732
   12/9/94      -0.0868
   12/2/94      -0.0402
   11/25/94     -0.0770
   11/18/94     -0.0990
   11/11/94     -0.0976
   11/4/94      -0.0786
   10/28/94     -0.1040
   10/21/94     -0.1410
   10/14/94     -0.1149
   10/7/94      -0.1322
   9/30/94      -0.0620
   9/23/94      -0.0628
   9/16/94      -0.0409
   9/9/94       -0.0318
   9/2/94       -0.0204
   8/26/94      -0.0348
   8/19/94      -0.0269
   8/12/94      -0.0303
   8/5/94       -0.0221
   7/29/94      -0.0327
   7/22/94      -0.0294
   7/15/94      -0.0490
   7/8/94       -0.0450
   7/1/94       -0.0409
   6/24/94      -0.0393
   6/17/94      -0.0457
   6/10/94      -0.0288
   6/3/94       -0.0683
   5/27/94      -0.0312
   5/20/94      -0.0636
   5/13/94      -0.0633
   5/6/94       -0.0775
   4/29/94      -0.1145
   4/22/94      -0.1012
   4/15/94      -0.0771
   4/8/94       -0.0612
   4/1/94       -0.0556
   3/25/94      -0.0562
   3/18/94      -0.0585
   3/11/94      -0.0315
   3/4/94       -0.0392
   2/25/94      -0.0500
   2/18/94      -0.0863
   2/11/94      -0.0361
   2/4/94       -0.0323
   1/28/94      -0.0377
   1/21/94      -0.0230
   1/14/94       0.0157
   1/7/94       -0.0036
   12/31/93      0.0249
   12/24/93     -0.0431
   12/17/93     -0.0338
   12/10/93     -0.0334
   12/3/93      -0.0076
   11/26/93     -0.0179
   11/19/93     -0.0282
   11/12/93     -0.0107
   11/5/93       0.0000
   10/29/93      0.0090
   10/22/93      0.0246
   10/15/93      0.0263
   10/8/93       0.0261
   10/1/93       0.0214
   9/24/93       0.0244
   9/17/93       0.0338
   9/10/93       0.0401
   9/3/93        0.0331
   8/27/93       0.0370
   8/20/93       0.0008
   8/13/93       0.0181
   8/6/93        0.0212
   7/30/93       0.0306
   7/23/93       0.0068
   7/16/93       0.0362
   7/9/93        0.0425
   7/2/93        0.0472
   6/25/93       0.0417
   6/18/93       0.0497
   6/11/93       0.0561
   6/4/93        0.0497
   5/28/93       0.0441
   5/21/93       0.0570
   5/14/93       0.0610
   5/7/93        0.0513
   4/30/93       0.0651
   4/23/93       0.0853
   4/16/93       0.0570
   4/9/93        0.0675
   4/2/93        0.0514
   3/26/93       0.0360
   3/19/93       0.0303
   3/12/93       0.0651
   3/5/93        0.0473
   2/26/93       0.0310
   2/19/93       0.0202
   2/12/93       0.0284
   2/5/93        0.0483
   1/29/93       0.0475
   1/22/93       0.0434
   1/15/93       0.0595
   1/8/93        0.0679
   1/1/93        0.0621
   12/25/92      0.0638
   12/18/92      0.0691
   12/11/92      0.0515
   12/4/92       0.0630
   11/27/92      0.0844
   11/20/92      0.0408
   11/13/92      0.0188
   11/6/92       0.0180
   10/30/92      0.0474
   10/23/92      0.0188
   10/16/92      0.0490
   10/9/92       0.0675
   10/2/92       0.0620
   9/25/92       0.0539
   9/18/92       0.0572
   9/11/92       0.0684
   9/4/92        0.0409
   8/28/92       0.0539
   8/21/92       0.0514
   8/14/92       0.0628
   8/7/92        0.0613
   7/31/92       0.0647
   7/24/92       0.0592
   7/17/92       0.0800
   7/10/92       0.0626
   7/3/92        0.0475
   6/26/92       0.0442
   6/19/92       0.0357
   6/12/92       0.0400
   6/5/92        0.0181
   5/29/92       0.0307
   5/22/92       0.0248
   5/15/92       0.0306
   5/8/92        0.0536
   5/1/92        0.0546
   4/24/92       0.0590
   4/17/92       0.0547
   4/10/92       0.0705
   4/3/92        0.0538
   3/27/92       0.0556
   3/20/92       0.0819
   3/13/92       0.0980
   3/6/92        0.0874
   2/28/92       0.0805
   2/21/92       0.0726

     We would like to remind our shareholders that the Fund's Dividend Reinvestment Plan (the "DRIP") provides a means of acquiring additional shares of the Fund without paying the full market premium. When the market price is above NAV, DRIP participants reinvest their dividends in new shares acquired directly from the Fund at NAV. The only limitation is the IRS rule that the purchase can not be more than 5% below the market price. If the shares are selling at a discount from NAV, reinvestments are executed in the market to take advantage of the discount.

     More information on the DRIP is available. If your shares are held in a brokerage account, ask your broker if his firm is set up to participate. If you hold your shares in certificate form, or if you would just like more information, call the DRIP's agent, PFPC Inc., at 1-800-331-1710.

                    ------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated
                                                                  FINANCIAL DATA
                                           PER SHARE OF COMMON STOCK (UNAUDITED)
                                          --------------------------------------

                                                                     DIVIDEND
                            DIVIDEND     NET ASSET      NYSE        REINVESTMENT
                              PAID         VALUE    CLOSING PRICE     PRICE (1)
                            -------      ---------  -------------   ------------
December 31, 2001 .....     $0.1360      $11.49        $11.85          $11.49
January 31, 2002 ......      0.0680       11.43         12.05           11.49
February 28, 2002 .....      0.0680       11.33         12.00           11.40
March 31, 2002 ........      0.0680       11.24         11.69           11.24
April 30, 2002 ........      0.0680       11.21         11.95           11.26
May 31, 2002 ..........      0.0680       11.10         11.95           11.16
-------------
(1) Whenever the net asset value per share of the Fund's common stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of common stock will be purchased in the open market.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS
MAY 31, 2002 (UNAUDITED)
----------------------------------------------

                                                           VALUE
SHARES/$ PAR                                             (NOTE 1)
------------                                            ------------
PREFERRED SECURITIES -- 96.7%
  ADJUSTABLE RATE PREFERRED SECURITIES -- 10.5%
         BANKING -- 10.1%
    35,000  Citigroup Inc.,
              Series Q, Adj. Rate Pfd. .............    $    853,125*
    75,000  Cobank,
              Adj. Rate Pfd., Pvt. 144A*** .........       3,984,750*
            J.P. Morgan Chase & Co.:
    40,825    Series A, Adj. Rate Pfd. .............       3,266,000*
    16,000    Series L, Adj. Rate Pfd. .............       1,448,000*
   134,200    Series N, Adj. Rate Pfd. .............       3,027,887*
   142,500  Wells Fargo & Company,
              Series B, Adj. Rate Pfd. .............       7,110,750*
                                                        ------------
            TOTAL BANKING ADJUSTABLE RATE
             PREFERRED SECURITIES ..................      19,690,512
                                                        ------------
         FINANCIAL SERVICES-- 0.3%
    10,500  Bear Stearns Companies, Inc.,
              Series A, Adj. Rate Pfd. .............         483,000*
                                                        ------------
         UTILITIES -- 0.1%
     4,800  Northern Indiana Public Service
              Company,
              Series A, Adj. Rate Pfd. .............         237,600*
                                                        ------------
            TOTAL ADJUSTABLE RATE
             PREFERRED SECURITIES ..................      20,411,112
                                                        ------------
  FIXED RATE PREFERRED SECURITIES -- 85.1%
         BANKING -- 14.1%
       500  ABN AMRO North America, Inc.,
              6.46% Pfd., Pvt., 144A*** ............         472,945*
            BancWest Corporation,
$4,350,000    First Hawaiian Capital I,
              8.343% 7/1/27 Capital Security,
              Series B .............................       4,600,560
            Citigroup Inc.:
    10,500    6.213% Pfd., Series G ................         487,410*
     8,650    6.231% Pfd., Series H ................         405,123*
   130,314    5.864% Pfd., Series M ................       5,743,589*
            Deutsche Bank,
$  660,000    BT Preferred Capital Trust II,
              7.875% 2/25/27 Capital Security ......         682,628

                                                           VALUE
SHARES/$ PAR                                             (NOTE 1)
------------                                            ------------
     1,000  Firstar Realty LLC,
              8.875% Pfd., REIT, Pvt., 144A*** .....    $  1,108,935
            GreenPoint Financial Corporation,
$3,349,000    GreenPoint Capital Trust I,
              9.10% 6/1/27 Capital Security ........       3,393,810
    32,400  HSBC USA, Inc.,
              $2.8575 Pfd. .........................       1,474,686*
$2,750,000  Keycorp Institutional Capital B,
              8.25% 12/15/26 Capital Security ......       2,849,000
            Wachovia Corporation:
$1,500,000    First Union Capital II,
              7.95% 11/15/29 Capital Security ......       1,602,720
$2,575,000    First Union Institutional
              Capital I,
              8.04% 12/1/26 Capital Security .......       2,710,484
$1,885,000    First Union Institutional
              Capital II,
              7.85% 1/1/27 Capital Security ........       1,966,036
                                                        ------------
            TOTAL BANKING FIXED RATE
             PREFERRED SECURITIES ..................      27,497,926
                                                        ------------
         FINANCIAL SERVICES-- 16.0%
            Bear Stearns Companies, Inc.:
   164,620    5.49% Pfd., Series G .................       6,303,300*
    51,573    5.72% Pfd., Series F .................       2,057,247*
            Household International, Inc.:
   100,800    7.50% Pfd., Series 2001-A ............       2,482,704*
    96,000    7.60% Pfd. ...........................       2,393,280*
    10,000    $4.30 Pfd. ...........................         579,750*
            Lehman Brothers Holdings, Inc.:
   177,505    5.94% Pfd., Series C .................       7,382,433*
    83,150    5.67% Pfd., Series D .................       3,301,886*
   135,450  SLM Corporation,
              6.97% Pfd. Series A ..................       6,815,844*
                                                        ------------
            TOTAL FINANCIAL SERVICES FIXED
             RATE PREFERRED SECURITIES .............      31,316,444
                                                        ------------
         INSURANCE -- 8.5%
            AON Corporation,
$2,400,000    AON Capital Trust A,
              8.205% 1/1/27 Capital Security .......       2,397,288

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                        MAY 31, 2002 (UNAUDITED)
                                  ----------------------------------------------

                                                           VALUE
SHARES/$ PAR                                             (NOTE 1)
------------                                            ------------
PREFERRED SECURITIES (CONTINUED)
  FIXED RATE PREFERRED SECURITIES (CONTINUED)
         INSURANCE (CONTINUED)
            Conseco, Inc.:
    24,750    Conseco Financing Trust V,
              8.70% TOPrS ..........................    $    186,987
    25,000    Conseco Financing Trust VI,
              9.00% TOPrS ..........................         195,750
    17,600    Conseco Financing Trust I,
              9.16% TOPrS ..........................         137,896
     1,250  Fortis Funding Trust,
              7.68% Pfd., Pvt. 144A*** .............       1,415,925*
        15  Prudential Human Resources
              Management Company, Inc.,
              6.30% Sinking Fund Pfd.
              Series A, Pvt. .......................       1,532,889*
            The St. Paul Companies, Inc.,
$3,895,000    MMI Capital Trust I,
              7.625% 12/15/27 Capital Security,
              Series B .............................       3,650,978
            UnumProvident Corporation,
$5,889,000    Provident Financing Trust I,
              7.405% 3/15/38 Capital Security ......       5,565,517
     1,500  Zurich Financial Reg Caps I,
              6.01% Pfd., Pvt. 144A*** .............       1,532,085*
                                                        ------------
            TOTAL INSURANCE FIXED RATE
             PREFERRED SECURITIES ..................      16,615,315
                                                        ------------
         MISCELLANEOUS INDUSTRIES-- 2.9%
    17,500  E.I. Du Pont de Nemours and Company,
              $4.50 Pfd., Series B .................       1,343,038*
    36,200  Farmland Industries, Inc.,
              8.00% Pfd., Pvt., 144A*** ............         461,369*
    20,500  Ocean Spray Cranberries, Inc.,
              6.25% Pfd., Pvt., 144A*** ............       1,668,290*
    26,000  Touch America Holdings,
              $6.875 Pfd. ..........................       1,637,220*
     9,520  Viad Corporation,
              $4.75 Sinking Fund Pfd. ..............         552,350*
                                                        ------------
            TOTAL MISCELLANEOUS
             INDUSTRIES FIXED RATE
             PREFERRED SECURITIES ..................       5,662,267
                                                        ------------

                                                           VALUE
SHARES/$ PAR                                             (NOTE 1)
------------                                            ------------
         OIL AND GAS-- 4.3%
    11,200  Anadarko Petroleum Corporation,
              5.46% Pfd. ...........................    $    989,352*
    45,100  Apache Corporation,
              5.68% Pfd., Series B .................       4,092,374*
     3,200  EOG Resources, Inc.,
              7.195% Pfd., Series B ................       3,392,400*
                                                        ------------
            TOTAL OIL AND GAS FIXED RATE
             PREFERRED SECURITIES ..................       8,474,126
                                                        ------------
         UTILITIES -- 39.3%
            Alabama Power Company:
     4,980    4.60% Pfd. ...........................         364,885*
     6,485    4.72% Pfd. ...........................         487,575*
       250    4.92% Pfd. ...........................          19,592*
   243,400    5.20% Pfd. ...........................       5,040,814*
    25,000  Alabama Power Capital Trust I,
              7.375% Pfd., TOPrS ...................         626,625
    19,700  Alabama Power Capital Trust II,
              7.60% Pfd., TOPrS ....................         496,243
    49,875  Appalachian Power Company,
              8.00% QUIDS, Series B ................       1,264,830
    25,000  Avista Corporation,
              $6.95 Sinking Fund Pfd., Series K ....       2,263,625*
            Baltimore Gas & Electric Company,
    22,675    6.99% Pfd., Series 1995 ..............       2,368,630*
    35,000    BGE Capital Trust I,
              7.16% TOPrS ..........................        872,200
    10,000  Boston Edison Company,
              4.78% Pfd. ...........................         729,650*
     7,282  Carolina Power and Light Company,
              $5.44 Pfd. ...........................         594,175*
     1,628  Central Hudson Gas &
              Electric Corporation,
              4.35% Pfd., Series D, Pvt. ...........         105,332*
            Central Illinois Light Company:
    10,000    4.64% Pfd. ...........................         658,600*
     2,500    5.85% Sinking Fund Pfd. ..............         253,412*
    12,450  Columbus Southern Power Company,
              7.92%, Jr. Sub. Debt., Series B ......         316,479


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2002 (UNAUDITED)
----------------------------------------------

                                                           VALUE
SHARES/$ PAR                                             (NOTE 1)
------------                                            ------------
PREFERRED SECURITIES (CONTINUED)
  FIXED RATE PREFERRED SECURITIES (CONTINUED)
         UTILITIES (CONTINUED)
     5,000  Commonwealth Edison Company,
              Financing I,
              8.48% Pfd. ...........................    $    127,125*
            Connecticut Light and Power Company:
     8,000    $2.06 Pfd. ...........................         232,440*
     5,100    $3.24 Pfd. ...........................         234,523*
            Duke Energy Corporation:
     7,019    4.50% Pfd., Series C .................         486,276*
     8,400    6.75% Pfd., Series X,
              Sinking Fund Pfd. ....................         885,024*
    17,003    7.85% Pfd., Series S .................       1,778,599*
     5,000  Energy East Capital Trust I,
              8.25% TOPrS ..........................         126,250
            Entergy Arkansas, Inc.:
     2,840    4.56% Pfd. ...........................         163,385*
     3,050    4.56% Pfd., Series 1965 ..............         175,466*
    13,500    7.40% Pfd. ...........................       1,245,172*
       150    7.80% Pfd. ...........................          14,496*
     1,050    $6.08 Pfd. ...........................          79,574*
     2,441  Entergy Gulf States, Inc.,
              7.56% Pfd. ...........................         222,412*
            Entergy Louisiana, Inc.:
       299    5.16% Pfd. ...........................          20,344*
     3,771    7.36% Pfd. ...........................         354,531*
   175,000    8.00% Pfd., Series 92 ................       4,388,125*
     8,500  Entergy Mississippi, Inc.,
              7.44% Pfd. ...........................         788,078*
            Florida Power & Light Company:
     4,654    4.35% Pfd., Series E, Pvt. ...........         298,321*
     4,000    4.50% Pfd. ...........................         275,300*
     7,500    6.75% Pfd., Series U .................         768,450*
     5,000  Green Mountain Power Corporation,
              7.32% Pfd., Series 1 .................         443,325*
            Hawaiian Electric Company, Inc.,
    23,600    HECO Capital Trust I,
              8.05% QUIPS ..........................         599,558
     5,291  Idaho Power Co.,
              7.68% Pfd., Series 1 .................         539,656*

                                                           VALUE
SHARES/$ PAR                                             (NOTE 1)
------------                                            ------------
    25,000  Indianapolis Power & Light Company,
              5.65% Pfd. ...........................    $  1,867,875*
    54,900  Indiana Michigan Power Company,
              7.60% Pfd., Series B .................       1,356,305
     2,268  Interstate Power & Light,
              6.10% Pfd. ...........................         116,983*
     6,010  Jersey Central Power & Light Company,
              7.52% Sinking Fund Pfd., Series K ....         618,579*
     4,500  Kentucky Utilities Company,
              6.53% Pfd. ...........................         426,443*
    15,000  Mississippi Power Company,
              6.32% Pfd. ...........................         355,575*
    41,500  Monongahela Power Company,
              $7.73 Pfd., Series L .................       4,326,998*
    20,000  Northern States Power Company,
              NSP Financing I,
              7.875% Pfd. ..........................         499,300
    76,200  Ohio Power Company,
              7.92% QUIDS, Series B ................       1,938,528
            PECO Energy Company:
     1,100    $4.30 Pfd., Series B .................          71,297*
     5,000    $4.40 Pfd., Series C .................         321,675*
     7,500    $7.48 Pfd. ...........................         784,163*
$1,000,000    Capital Trust III,
              $7.38 4/6/28, Capital Security,
              Series D .............................         925,935
       570  PSI Energy, Inc.,
              4.32% Pfd. ...........................           9,274*
            PacifiCorp:
     6,308    $4.72 Pfd. ...........................         425,002*
   116,035    8.25% QUIPS ..........................       2,918,280
    15,000  Portland General Electric,
              7.75%, Sinking Fund Pfd. .............       1,262,025*
     2,493  Potomac Electric Power Company,
              $2.44 Pfd., Series 1957 ..............          92,453*
    43,400  Public Service Company of Colorado,
              Capital Trust I,
              7.60% TOPrS ..........................       1,076,537
            Public Service Enterprise Group, Inc.:
    10,900    Enterprise Capital Trust I,
              7.44% TOPrS, Series A ................         264,380
    14,020    Public Service Electric & Gas
              Company,
              5.28% Pfd., Series E .................       1,136,601*


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                        MAY 31, 2002 (UNAUDITED)
                                  ----------------------------------------------

                                                           VALUE
SHARES/$ PAR                                             (NOTE 1)
------------                                            ------------
PREFERRED SECURITIES (CONTINUED)
  FIXED RATE PREFERRED SECURITIES (CONTINUED)
         UTILITIES (CONTINUED)
            Puget Sound Energy, Inc.:
   123,435    7.45% Pfd., Series II ................    $  3,079,703*
    34,698    7.75% Sinking Fund Pfd. ..............       3,427,121*
            Reliant Energy, Inc.:
    45,000    Houston Light & Power,
              Capital Trust I,
              8.125% QUIPS .........................         965,700
$3,750,000    Houston Light & Power,
              Capital Trust II,
              8.257%, 2/1/37 Capital Security,
              Series B .............................       3,394,313
    55,982    REI Trust I,
              7.20% TOPrS, Series C ................       1,042,665
            Rochester Gas & Electric Corporation:
     5,060    4.10% Pfd., Series J .................         306,282*
    10,000    4.55% Pfd. Series M, Pvt. ............         648,100*
     4,030    4.75% Pfd., Series I .................         280,548*
            Sempra Energy:
            Pacific Enterprises,
    11,910    $4.50 Pfd. ...........................         803,151*
    10,000    $4.75 Pfd. ...........................         711,800*
            San Diego Gas & Electric,
    30,000    $1.70 Pfd ............................         742,650*
    15,000    $1.7625 Sinking Fund Pfd. ............         383,250*
            South Carolina Electric & Gas Company:
    14,502    5.125% Purchase Fund Pfd., Pvt. ......         579,717*
     6,318    6.00% Purchase Fund Pfd., Pvt. .......         293,250*
            Southern Union Company,
    60,800    Southern Union Financing I,
              9.48% TOPrS ..........................       1,552,528

                                                           VALUE
SHARES/$ PAR                                             (NOTE 1)
------------                                            ------------
            Virginia Electric & Power Company:
     1,665    $4.04 Pfd. ...........................    $    101,732*
     2,270    $4.20 Pfd. ...........................         144,190*
     1,573    $4.80 Pfd. ...........................         114,184*
     2,878    $6.98 Pfd. ...........................         300,837*
            TXU US Holdings Company,
$  750,000    TXU Electric Capital V,
              8.175% 1/30/37 Capital Security ......         757,249
     6,050  TransCanada PipeLines Ltd.,
              8.25% Pfd. ...........................         156,483
            XCEL Energy, Inc.:
    15,000    $4.08 Pfd., Series B .................         794,700*
    35,510    $4.11 Pfd., Series D .................       1,894,991*
    17,750    $4.16 Pfd., Series E .................         958,766*
    10,000    $4.56 Pfd., Series G .................         592,150*
    20,040    $4.10 Pfd., Series C .................       1,066,829*
                                                        ------------
            TOTAL UTILITIES FIXED RATE
             PREFERRED SECURITIES ..................      76,596,194
                                                        ------------
            TOTAL FIXED RATE
             PREFERRED SECURITIES ..................     166,162,272
                                                        ------------
  INVERSE FLOATING RATE PREFERRED-- 1.1%
        18  Premium Assets, Series A,
              Zurich Financial Reg Caps ............       2,151,472*
                                                        ------------
            TOTAL PREFERRED SECURITIES
             (Cost $184,740,829) ...................     188,724,856
                                                        ------------
DEBT SECURITIES-- 0.0% (Cost $73,800)
     3,000  Telephone & Data Systems, Inc.,
              7.60% Sr. Unsecured Notes,
              Series A .............................          74,490
                                                        ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2002 (UNAUDITED)
----------------------------------------------

                                                           VALUE
SHARES/$ PAR                                             (NOTE 1)
------------                                            ------------
OPTION CONTRACTS-- 0.4% (Cost $1,230,765)
     1,204  Put Options on U.S. Treasury
              Bond Futures,
              Expiring 08/24/2002 ..................    $    679,375
                                                        ------------
MONEY MARKET FUNDS-- 2.3% (Cost $4,548,024)
$4,548,024  Provident TempFund, 1.81% ..............       4,548,024
                                                        ------------
TOTAL INVESTMENTS (Cost $190,593,418**) ...   99.4%      194,026,745
OTHER ASSETS AND LIABILITIES (Net) ........    0.6         1,121,123
                                             ------     ------------
TOTAL NET ASSETS ..........................  100.0%     $195,147,868
                                             ======     ============
--------------
*    Securities eligible for the Dividends Received Deduction.
**   Aggregate cost of securities held.
*** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may by resold in transactions exempt from registration to qualified institutional buyers.
+    Non-income producing.

ABBREVIATIONS (Note 6):
CORTS   --  Corporate Backed Trust Securities
QUIDS   --  Quarterly Income Debt Securities
QUIPS   --  Quarterly Income Preferred Securities
STOPS   --  Semi-Annual Trust Originated Pass Through Securities
TIPS    --  Trust Issued Preferred Securities
TOPRS   --  Trust Originated Preferred Securities
PFD.    --  Preferred securities
PVT.    --  Private placement securities

Capital Securities are treated as debt instruments for financial statement purposes and the amounts shown in the Shares/$ Par column are dollar amounts of par value.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated
                                             STATEMENT OF ASSETS AND LIABILITIES
                                                        MAY 31, 2002 (UNAUDITED)
                                  ----------------------------------------------

ASSETS:
   Investments, at value (Cost $190,593,418) (Note 1)
     See accompanying schedule ..........................                       $194,026,745
   Dividends and interest receivable ....................                          1,291,475
   Prepaid expenses .....................................                            158,216
                                                                                ------------
           Total Assets .................................                        195,476,436
LIABILITIES:
   Dividends payable to Common Shareholders .............       $137,630
   Investment advisory fee payable (Note 2) .............         93,367
   Professional fees payable ............................         23,401
   Accrued expenses and other payables ..................         74,170
   Accumulated undeclared distributions to Money Market
     Cumulative Preferred(TM) Stock (Note 5) ............        109,434
                                                                --------
           Total Liabilities ............................                            438,002
                                                                                ------------
   MONEY MARKET CUMULATIVE PREFERRED(TM) STOCK (700 SHARES
     OUTSTANDING) REDEMPTION VALUE (NOTE 5) .............                         70,000,000
                                                                                ------------
NET ASSETS AVAILABLE TO COMMON STOCK ....................                       $125,038,434
                                                                                ============
NET ASSETS AVAILABLE TO COMMON STOCK consist of:
   Undistributed net investment income (Note 1) .........                       $    524,509
   Accumulated net realized loss on investments
        sold (Note 1) ...................................                         (9,053,839)
   Unrealized appreciation on investments (Note 3) ......                          3,433,327
   Par value of Common Stock ............................                            112,639
   Paid-in capital in excess of par value
        of Common Stock .................................                        130,021,798
                                                                                ------------
           Total Net Assets Available to Common Stock ...                       $125,038,434
                                                                                ============

NET ASSET VALUE PER SHARE OF COMMON STOCK:
   Common Stock (11,263,852 shares outstanding) .........                       $      11.10
                                                                                ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2002 (UNAUDITED)
-------------------------------------------------


INVESTMENT INCOME:
     Dividends ..........................................                       $ 5,302,446
     Interest ...........................................                         1,733,011
                                                                                -----------
          Total Investment Income .......................                         7,035,457

EXPENSES:
     Investment advisory fee (Note 2) ...................       $553,958
     Administration fee (Note 2) ........................         98,326
     Money Market Cumulative Preferred(TM) broker
        commissions and Auction Agent fees ..............        100,730
     Insurance expense ..................................         77,225
     Legal and audit fees ...............................         60,418
     Directors' fees and expenses (Note 2) ..............         36,078
     Shareholder servicing agent fees and expenses
        (Note 2) ........................................         25,204
     Custodian fees and expenses (Note 2) ...............         14,632
     Other ..............................................         22,004
                                                                --------
          Total Expenses ................................                           988,575
                                                                                -----------

NET INVESTMENT INCOME ...................................                         6,046,882
                                                                                -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   (Notes 1 and 3):
     Net realized loss on investments sold
        during the period ...............................                        (1,482,272)
     Change in net unrealized depreciation
        of investments during the period ................                        (4,238,262)
                                                                                -----------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS .........                        (5,720,534)
                                                                                -----------

DISTRIBUTIONS TO MONEY MARKET CUMULATIVE
        PREFERRED(TM) STOCK SHAREHOLDERS (Note 5):
     From net investment income (including changes in
        accumulated undeclared distributions) ...........                          (589,099)
                                                                                -----------

NET DECREASE IN NET ASSETS TO COMMON STOCK RESULTING
   FROM OPERATIONS ......................................                       $  (262,751)
                                                                                ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated
                                             STATEMENTS OF CHANGES IN NET ASSETS
                                  ----------------------------------------------

                                                                        SIX MONTHS ENDED
                                                                          MAY 31, 2002              YEAR ENDED
                                                                           (UNAUDITED)          NOVEMBER 30, 2001
                                                                        ----------------        -----------------
OPERATIONS:
     Net investment income ......................................       $  6,046,882              $ 12,287,081
     Net realized loss on investments sold during the period ....         (1,482,272)               (1,599,316)
     Change in net unrealized (depreciation) appreciation
        of investments during the period ........................         (4,238,262)               11,525,093
     Distributions to Money Market Cumulative Preferred(TM)
        Stock Shareholders from net investment income,
        including changes in accumulated undeclared
        distributions (Note 5) ..................................           (589,099)               (2,799,793)
                                                                        ------------              ------------
     Net (decrease) increase in net assets available to
        Common Stock resulting from operations ..................           (262,751)               19,413,065

DISTRIBUTIONS:
     Dividends paid from net investment income to Common Stock
        Shareholders ............................................         (5,343,730)               (9,113,985)
     Distributions paid from net realized capital gains to
        Common Stock Shareholders ...............................                 --                        --
                                                                        ------------              ------------

FUND SHARE TRANSACTIONS:
     Increase from Common Stock transactions (Note 4) ...........            852,418                   424,175
                                                                        ------------              ------------

NET (DECREASE) INCREASE IN NET ASSETS AVAILABLE TO
     COMMON STOCK FOR THE PERIOD ................................         (4,754,063)               10,723,255

NET ASSETS AVAILABLE TO COMMON STOCK:
     Beginning of period ........................................        129,792,497               119,069,242
                                                                        ------------              ------------
     End of period (including undistributed net investment
        income of $524,509 and $410,456, respectively) ..........       $125,038,434              $129,792,497
                                                                        ============              ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
------------------------------------------------------
     Contained below is per share operating performance data, total investment returns, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.

                                                      SIX MONTHS
                                                        ENDED                              YEAR ENDED NOVEMBER 30,
                                                     MAY 31, 2002       ------------------------------------------------------------
                                                      (UNAUDITED)         2001        2000          1999          1998       1997
                                                     ------------       --------    --------      --------      --------   --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period .........          $  11.60        $  10.68    $  11.50      $  13.50      $  13.53   $ 12.91
                                                        --------        --------    --------      --------      --------   --------
INVESTMENT OPERATIONS:
Net investment income ........................              0.54            1.10        1.18          1.14          1.14       1.10
Net realized and unrealized gain/(loss)
    on investments ...........................             (0.51)           0.89       (0.33)        (1.24)         0.17       0.87

DISTRIBUTIONS TO MMP* SHAREHOLDERS:
From net investment income ...................             (0.05)+         (0.25)+     (0.32)+       (0.25)+       (0.16)     (0.23)
From net realized capital gains ..............                --              --       (0.02)        (0.09)        (0.11)     (0.04)
                                                        --------        --------    --------      --------      --------   --------
Total from investment operations .............             (0.02)           1.74        0.51         (0.44)         1.04       1.70
                                                        --------        --------    --------      --------      --------   --------
DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income ...................             (0.48)          (0.82)      (0.91)        (0.96)        (0.89)     (0.92)
From net realized capital gains ..............                --              --       (0.42)        (0.60)        (0.18)     (0.16)
                                                        --------        --------    --------      --------      --------   --------
Total distributions ..........................             (0.48)          (0.82)      (1.33)        (1.56)        (1.07)     (1.08)
                                                        --------        --------    --------      --------      --------   --------
Net asset value, end of period ...............          $  11.10+       $  11.60+   $  10.68+     $  11.50+     $  13.50   $  13.53
                                                        ========        ========    ========      ========      ========   ========
Market value, end of period ..................          $  11.95        $  11.27    $  9.563      $  10.50      $ 12.875   $ 12.875
                                                        ========        ========    ========      ========      ========   ========
Total investment return based on net
    asset value** ............................             (0.23)%         16.97%       5.88%        (2.99)%        8.29%     14.44%
                                                        ========        ========    ========      ========      ========   ========
Total investment return based on
    market value** ...........................             10.55%          26.95%       3.80%        (7.12)%        8.53%     17.16%
                                                        ========        ========    ========      ========      ========   ========
RATIOS TO AVERAGE NET ASSETS AVAILABLE
  TO COMMON STOCK SHAREHOLDERS:
     Operating expenses ......................              1.56%           1.61%       1.59%         1.53%         1.45%      1.48%
     Net investment income*** ................              8.59%           7.63%       7.93%         6.81%         6.37%      6.44%

---------------------------------------------
SUPPLEMENTAL DATA:++
     Portfolio turnover rate. ................                18%             41%         67%           64%           87%        74%
     Total net assets, end of period
        (in 000's) ...........................          $195,148        $200,228    $189,666      $199,060      $220,690   $221,230
     Ratio of operating expenses to
        Total Average Net Assets
        including MMP* .......................              1.00%           1.03%       1.00%         1.01%         0.99%      1.00%

  *  Money Market Cumulative Preferred(TM) Stock.
 ** Assumes reinvestment of distributions at the price obtained by the Fund's Dividend Reinvestment Plan.
*** The net investment income ratios reflect income net of operating expenses and payments to MMP* Shareholders.
  + Includes effect of additional distribution available to MMP* Shareholders ($0.00 per Common Share at May 2002, $0.02 per Common Share at November 2001, $0.04 per Common Share at November 2000 and $0.05 per Common Share at November 1999). (See Note 5 to the Financial Statements.)
 ++  Information presented under heading Supplemental Data includes MMP*.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated
                                                FINANCIAL HIGHLIGHTS (CONTINUED)
                                  ----------------------------------------------

     The table below sets out information with respect to Money Market Cumulative Preferred(TM) Stock currently outstanding.


                                                  INVOLUNTARY             AVERAGE
                                    ASSET         LIQUIDATING              MARKET
             TOTAL SHARES          COVERAGE        PREFERENCE               VALUE
            OUTSTANDING (2)        PER SHARE      PER SHARE (1)       PER SHARE (1) & (2)
            ---------------        ---------      -------------       -------------------
05/31/02*         700              $278,783          $100,000             $100,000
11/30/01          700               286,040           100,000              100,000
11/30/00          700               270,952           100,000              100,000
11/30/99          700               284,371           100,000              100,000
11/30/98          700               315,271           100,000              100,000
11/30/97          700               316,044           100,000              100,000


-----------------
(1) Excludes accumulated undeclared dividends.
(2) See Note 5.
*   Unaudited.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-----------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     Preferred Income Opportunity Fund Incorporated (the "Fund") is a diversified, closed-end management investment company organized as a Maryland corporation and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended. The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America.

     PORTFOLIO VALUATION: The net asset value of the Fund's Common Stock is determined by the Fund's Administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund's net assets attributable to common shares by the number of shares of Common Stock outstanding. The value of the Fund's net assets attributable to common shares is deemed to equal the value of the Fund's total assets less (i) the Fund's liabilities, (ii) the aggregate liquidation value of the outstanding Money Market Cumulative Preferred(TM) Stock, and (iii) accumulated and unpaid dividends on the outstanding Money Market Cumulative Preferred(TM) Stock.

     Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange on the day of valuation, except as described hereafter. In the absence of sales of listed securities and with respect to (a) securities for which the most recent sale prices are not deemed to represent fair market value and (b) unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices when quoted prices for investments are readily available. Investments in over-the-counter derivative instruments, such as interest rate swaps and options thereon ("swaptions") are valued at the prices obtained from the broker/dealer or bank that is the counterparty to such instrument, subject to comparison of such valuation with a valuation obtained from a broker/dealer or bank that is not a counterparty to the particular derivative instrument. Investments for which market quotations are not readily available or for which management determines that the prices are not reflective of current market conditions are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less, are valued at amortized cost. Investments in money market instruments, which mature in 60 days or less, are valued at amortized cost. Investments in Money Market Funds are valued at the net asset value of such funds.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded on the accrual basis.

     As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES, which require that the Fund amortize premium and accrete discount on all fixed-income securities which trade and are quoted on an "accrued interest" basis. Prior to December 1, 2001, the Fund did not amortize premium and accrete discounts for these securities. Adopting these accounting principles will not affect the Fund's net asset value, but will

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                           -----------------------------------------------------

change the classification of certain amounts between interest income and realized and unrealized gain/loss in the statement of operations and will change the classification of certain of the components of capital in the statements of assets and liabilities. The adoption of this principle is not material to the financial statements.


   AT NOVEMBER 30, 2001                  FOR THE SIX MONTHS ENDED MAY 31, 2002
  -----------------------               ---------------------------------------
    CHANGE IN AMORTIZED       CHANGE IN UNDISTRIBUTED      CHANGE IN ACCUMULATED      CHANGE IN NET UNREALIZED
  COST OF SECURITIES HELD      NET INVESTMENT INCOME         NET REALIZED GAIN      APPRECIATION OF INVESTMENTS
        $(65,752)                   $(6,787)                      $1,159                    $5,628


     OPTIONS: Upon the purchase of an option by the Fund, the total purchase price paid is recorded as an investment. The market valuation is determined as set forth in the preceding portfolio valuation paragraph. When the Fund enters into a closing sale transaction, the Fund will record a gain or loss depending on the difference between the purchase and sale price. The risks associated with purchasing options and the maximum loss the Fund would incur are limited to the purchase price originally paid.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreement transactions. The Fund's Investment Adviser reviews and approves the eligibility of the banks and dealers with which the Fund may enter into repurchase agreement transactions. The value of the collateral underlying such transactions is at least equal at all times to the total amount of the repurchase obligations, including interest. The Fund maintains possession of the collateral through its custodian and, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is the possibility of loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund expects to declare dividends on a monthly basis to shareholders of Common Stock. The shareholders of Money Market Cumulative Preferred(TM) Stock are entitled to receive cumulative cash dividends as declared by the Fund's Board of Directors. Distributions to shareholders are recorded on the ex-dividend date. Any net realized short-term capital gains will be distributed to shareholders at least annually. Any net realized long-term capital gains may be distributed to shareholders at least annually or may be retained by the Fund as determined by the Fund's Board of Directors. Capital gains retained by the Fund are subject to tax at the capital gains corporate tax rate. Subject to the Fund qualifying as a regulated investment company, any taxes paid by the Fund on such net realized long-term gains may be used by the Fund's shareholders as a credit against their own tax liabilities.

     FEDERAL INCOME TAXES: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its taxable net investment income to its shareholders. Therefore, no Federal income tax provision is required.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

     Income and capital gain distributions are determined and characterized in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to (1) differing treatments of income and gains on various investment securities held by the Fund, including timing differences, (2) the attribution of expenses against certain components of taxable investment income, and (3) federal regulations requiring proportional allocation of income and gains to all classes of shareholders.

     The Internal Revenue Code of 1986, as amended, imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least (1) 98% of the sum of its net investment income for that year and its capital gains (both long term and short term) for its fiscal year and (2) certain undistributed amounts from previous years.

     OTHER: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY FEE, DIRECTORS' FEES, ADMINISTRATION FEE AND TRANSFER AGENT FEE

     Flaherty & Crumrine Incorporated (the "Adviser") serves as the Fund's Investment Adviser. The Fund pays the Adviser a monthly fee at an annual rate of 0.625% of the value of the Fund's average monthly net assets up to $100 million and 0.50% of the value of the Fund's average monthly net assets in excess of $100 million.

     The Fund currently pays each Director who is not a director, officer or employee of the Adviser a fee of $9,000 per annum, plus $500 for each in-person meeting of the Board of Directors or any committee and $100 for each telephone meeting. In addition, the Fund will reimburse all Directors for travel and out-of-pocket expenses incurred in connection with such meetings.

     PFPC Inc., a member of The PNC Financial Services Group, Inc. ("PNC Financial Services"), serves as the Fund's Administrator and Transfer Agent. As Administrator, PFPC Inc. calculates the net asset value of the Fund's shares and generally assists in all aspects of the Fund's administration and operation. As compensation for PFPC Inc.'s services as Administrator, the Fund pays PFPC Inc. a monthly fee at an annual rate of 0.10% of the Fund's average monthly net assets. PFPC Inc. also serves as the Fund's Common Stock servicing agent (transfer agent), dividend-paying agent and registrar and, as compensation for PFPC Inc.'s services as such, the Fund pays PFPC Inc. a fee at an annual rate of 0.02% of the Fund's average monthly net assets plus certain out-of-pocket expenses.

     PFPC Trust Company ("PFPC Trust") serves as the Fund's Custodian. PFPC Trust is an indirect subsidiary of PNC Financial Services. As compensation for PFPC Trust's services as custodian, the Fund pays PFPC Trust a monthly fee at the annual rate of 0.01% of the Fund's average monthly net assets.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                           -----------------------------------------------------

3.   PURCHASE AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities for the period ended May 31, 2002, excluding short-term investments, aggregated $29,770,510 and $31,419,853, respectively.

     At May 31, 2002, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $8,343,542 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $4,910,215.

4.   COMMON STOCK

     At May 31, 2002, 240,000,000 shares of $0.01 par value Common Stock were authorized.

     Common Stock transactions were as follows:
                                                              SIX MONTHS ENDED
                                                                   5/31/02
                                                            --------------------
                                                            SHARES       AMOUNT
                                                            ------       ------
Issued as reinvestment of dividends under the
      Dividend Reinvestment and Cash Purchase Plan ......   74,783      $852,419
                                                            ======      ========

5.   MONEY MARKET CUMULATIVE PREFERRED(TM) STOCK

     The Fund's Articles of Incorporation authorize the issuance of up to 10,000,000 shares of $0.01 par value preferred stock. The Money Market Cumulative Preferred(TM) Stock is senior to the Common Stock and results in the financial leveraging of the Common Stock. Such leveraging tends to magnify both the risks and opportunities to Common Stock shareholders. Dividends on shares of Money Market Cumulative Preferred(TM) Stock are cumulative.

     The Fund is required to meet certain asset coverage tests with respect to the Money Market Cumulative Preferred(TM) Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, Money Market Cumulative Preferred(TM) Stock at a redemption price of $100,000 per share plus an amount equal to the accumulated and unpaid dividends on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset requirements could restrict the Fund's ability to pay dividends to Common Stock shareholders and could lead to sales of portfolio securities at inopportune times.

     Under Emerging Issues Task Force (EITF) promulgating Topic D-98, CLASSIFICATION AND MEASUREMENT OF REDEEMABLE SECURITIES, which was issued on July 19, 2001, preferred securities that are redeemable for cash or other assets are to be classified outside of permanent equity to the extent that the redemption is at a fixed or determinable price and at the option of the holder or upon the occurrence of an event that is not solely within the control of the issuer. Subject to the guidance of the EITF, the Fund's Money Market Cumulative Preferred(TM) Stock, which was previously classified as a

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------

component of net assets, has been reclassified outside of permanent equity (net assets available to common stock) in the accompanying financial statements. Prior year amounts have also been reclassified to conform with this presentation. The impact of this reclassification creates no change to the net assets available to common shareholders.

     If the Fund allocates any net gains or income ineligible for the Dividends Received Deduction to shares of the Money Market Cumulative Preferred(TM) Stock, the Fund is required to make additional distributions to Money Market Cumulative Preferred(TM) Stock shareholders or to pay a higher dividend rate in amounts needed to provide a return, net of tax, equal to the return had such originally paid distributions been eligible for the Dividends Received Deduction. Prior to November 30, 1999, additional distributions were not reported as available to Money Market Cumulative Preferred(TM) Stock until declared by the Fund's Board of Directors. The amount of additional distributions payable for any year may be highly uncertain and will not be known until after a fiscal year has been completed.

     An auction of the Money Market Cumulative Preferred(TM) Stock is generally held every 49 days. Existing shareholders may submit an order to hold, bid or sell such shares at par value on each auction date. Money Market Cumulative Preferred(TM) Stock shareholders may also trade shares in the secondary market between auction dates.

     At May 31, 2002, 700 shares of Money Market Cumulative Preferred(TM) Stock were outstanding at the annual rate of 1.59%. The dividend rate, as set by the auction process, is generally expected to vary with short-term interest rates. These rates may vary in a manner unrelated to the income received on the Fund's assets, which could have either a beneficial or detrimental impact on net investment income and gains available to Common Stock shareholders. While the Fund expects to structure its portfolio holdings and hedging transactions to lessen such risks to Common Stock shareholders, there can be no assurance that such results will be attained.

6.   PORTFOLIO INVESTMENTS, CONCENTRATION AND INVESTMENT QUALITY

     The Fund invests primarily in traditional DRD-eligible preferred securities (i.e., adjustable rate, fixed rate, and inverse floating rate preferred and
preference   stocks)  and  similar  hybrid,   i.e.,  fully  taxable,   preferred
securities. Under normal market conditions, at least 80% of the value of the Fund's net assets will be invested in preferred securities. Also, under normal market conditions, the Fund invests at least 25% of its assets in securities issued by utilities and a significant percentage, but not more than 25%, of its assets in securities issued by companies in the banking industry. Because of the Fund's concentration of investments in the utility industry and significant holdings in the banking industry, the ability of the Fund to maintain its dividend and the value of the Fund's investments could be adversely affected by the possible inability of companies in these industries to pay dividends and interest on their securities and the ability of holders of securities of such companies to realize any value from the assets of the issuer upon liquidation or bankruptcy.

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                           -----------------------------------------------------

     The Fund may invest up to 25% of its assets at the time of purchase in securities rated below investment grade. These securities must be rated at least either "Ba3" by Moody's Investors Service, Inc. or "BB-" by Standard & Poor's or judged to be comparable in quality, in either case at the time of purchase; however, these securities must be issued by an issuer having a class of senior debt rated investment grade outstanding. This percentage limitation was raised from 15% by the Fund's Board of Directors at its regular board meeting on April 19, 2002.

     The Fund may invest up to 15% of its assets in common stocks and, under normal market conditions, up to 20% of its assets in debt securities. Certain of its investments in hybrid, i.e., fully taxable, preferred securities, such as TOPrS, TIPS, QUIPS, MIPS, QUIDS, QUICS, QIB's, STOPS, CorTS, Capital Securities, and other similar or related investments, will be subject to the foregoing 20% limitation to the extent that, in the opinion of the Fund's investment adviser, such investments are deemed to be debt-like in key characteristics. Typically, a security will not be considered debt-like (a) if an issuer can defer payment of income for eighteen months or more without triggering an event of default and
(b) if such issue is a junior and fully subordinated liability of an issuer or its ultimate guarantor.

7.   SPECIAL INVESTMENT TECHNIQUES

     The Fund may employ certain investment techniques in accordance with its fundamental investment policies. These may include the use of when-issued and delayed delivery transactions. Securities purchased or sold on a when-issued or delayed delivery basis may be settled within 45 days after the date of the transaction. Such transactions may expose the Fund to credit and market valuation risk greater than that associated with regular trade settlement procedures. The Fund may also enter into transactions, in accordance with its fundamental investment policies, involving any or all of the following: lending of portfolio securities, short sales of securities, futures contracts, interest rate swaps, options on futures contracts, options on securities and swaptions. As in the case of when-issued securities, the use of over-the-counter derivatives, such as interest rate swaps and swaptions, may expose the Fund to greater credit, operations, and market value risk than is the case with regulated, exchange traded futures and options. With the exception of purchasing securities on a when-issued or delayed delivery basis or lending portfolio securities, these transactions are used for hedging or other appropriate risk-management purposes or, under certain other circumstances, to increase income. As of May 31, 2002, the Fund owned put options on U.S. Treasury bond futures contracts. No assurance can be given that such transactions will achieve their desired purposes or will result in an overall reduction of risk to the Fund.

8.   SIGNIFICANT SHAREHOLDERS

     At May 31, 2002, the Commerce Group, Inc. and its affiliates owned approximately 34.6% of the Fund's outstanding Common Stock, according to the Commerce Group, Inc. annual report to the Securities and Exchange Commission on Form 10-K for 2001.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED)
----------------------------------

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Under the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"), a shareholder whose Common Stock is registered in his own name will have all distributions reinvested automatically by PFPC Inc. as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") may be reinvested by the broker or nominee in additional shares under the Plan, but only if the service is provided by the broker or nominee, unless the shareholder elects to receive distributions in cash. A shareholder who holds Common Stock registered in the name of a broker or other nominee may not be able to transfer the Common Stock to another broker or nominee and continue to participate in the Plan. Investors who own Common Stock registered in street name should consult their broker or nominee for details regarding reinvestment.

     The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. Whenever the market price per share of the Fund's Common Stock is equal to or exceeds the net asset value per share on the valuation date, participants in the Plan will be issued new shares valued at the higher of net asset value or 95% of the then current market value. Otherwise, PFPC Inc. will buy shares of the Fund's Common Stock in the open market, on the New York Stock Exchange or elsewhere, on or shortly after the payment date of the dividend or distribution and continuing until the ex-dividend date of the Fund's next distribution to holders of the Common Stock or until it has expended for such purchases all of the cash that would otherwise be payable to the participants. The number of purchased shares that will then be credited to the participants' accounts will be based on the average per share purchase price of the shares so purchased, including brokerage commissions. If PFPC Inc. commences purchases in the open market and the then current market price of the shares (plus any estimated brokerage commissions) subsequently exceeds their net asset value most recently determined before the completion of the purchases, PFPC Inc. will attempt to terminate purchases in the open market and cause the Fund to issue the remaining dividend or distribution in shares. In this case, the number of shares received by the participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. These remaining shares will be issued by the Fund at the higher of net asset value or 95% of the then current market value.

     Plan participants are not subject to any charge for reinvesting dividends or capital gains distributions. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to PFPC Inc.'s open market purchases in connection with the reinvestment of dividends or capital gains distributions. For the period ended May 31, 2002, $258 in brokerage commissions were incurred.

     The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on the

--------------------------------------------------------------------------------
                                  Preferred Income Opportunity Fund Incorporated ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
                                  ----------------------------------------------

dividend payment date, a dividend or distribution in an amount equal to the cash that the participant could have received instead of shares.

     In addition to acquiring shares of Common Stock through the reinvestment of cash dividends and distributions, a shareholder may invest any further amounts from $100 to $3,000 semi-annually at the then current market price in shares purchased through the Plan. Such semi-annual investments are subject to any brokerage commission charges incurred.

     A shareholder whose Common Stock is registered in his or her own name may terminate participation in the Plan at any time by notifying PFPC Inc. in writing, by completing the form on the back of the Plan account statement and forwarding it to PFPC Inc. or by calling PFPC Inc. directly. A termination will be effective immediately if notice is received by PFPC Inc. not less than 10 days before any dividend or distribution record date. Otherwise, the termination will be effective, and only with respect to any subsequent dividends or distributions, on the first day after the dividend or distribution has been credited to the participant's account in additional shares of the Fund. Upon termination and according to a participant's instructions, PFPC Inc. will either
(a) issue certificates for the whole shares credited to the shareholder's Plan account and a check representing any fractional shares or (b) sell the shares in the market. Shareholders who hold Common Stock registered in the name of a broker or other nominee should consult their broker or nominee to terminate participation.

     The  Plan  is  described  in  more  detail  in the  Fund's  Plan  brochure.
Information   concerning   the  Plan  may  be  obtained   from  PFPC  Inc.,   at
1-800-331-1710.

--------------------------------------------------------------------------------
Preferred Income Opportunity Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
----------------------------------------------

MEETING OF SHAREHOLDERS

     On April 19, 2002, the Fund held its Annual Meeting of Shareholders (the "Meeting") to (1) elect two Directors of the Fund ("Proposal 1"), and (2) ratify the selection of KPMG LLP as independent auditors for the Fund for the fiscal year ending November 30, 2002 ("Proposal 2"). The results of each proposal are as follows:

PROPOSAL 1: ELECTION OF DIRECTORS.
NAME                                    FOR                           WITHHELD
------                                  ----                          --------
COMMON STOCK
   Robert T. Flaherty ..........      10,633,470                       114,011

PREFERRED STOCK
   Morgan Gust .................             700                            --

     Martin Brody, Donald F. Crumrine, David Gale, and Robert F. Wulf continue to serve in their capacities as Directors of the Fund.

PROPOSAL 2: RATIFY THE SELECTION OF KPMG LLP AS INDEPENDENT AUDITORS.
                                        FOR           AGAINST         ABSTAINED
                                       ----           -------         ---------
Common Stock and Preferred Stock
   (voting together as a
   single class)
Voted ..........................     10,580,490        34,319          133,371

                      [This page intentionally left blank]

DIRECTORS
   Martin Brody
   Donald F. Crumrine, CFA
   Robert T. Flaherty, CFA
   David Gale
   Morgan Gust
   Robert F. Wulf, CFA

OFFICERS
   Robert T. Flaherty, CFA
     Chairman of the Board
     and President
   Donald F. Crumrine, CFA
     Vice President
     and Secretary
   Robert M. Ettinger, CFA
     Vice President
   Peter C. Stimes, CFA
     Vice President
     and Treasurer

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@fin-mail.com

     QUESTIONS CONCERNING YOUR SHARES OF PREFERRED INCOME OPPORTUNITY FUND?
o    If your shares are held in a brokerage Account,  contact your broker.
o If you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent & Shareholder Servicing Agent --
                PFPC Inc.
                P.O. Box 43027
                Providence, RI 02940-3027
                1-800-331-1710

THIS  REPORT  IS SENT TO  SHAREHOLDERS  OF  PREFERRED  INCOME  OPPORTUNITY  FUND
INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.

                                 [LOGO OMITTED]
                        Preferred Income Opportunity Fund

                                   Semi-Annual
                                     Report

                                  May 31, 2002

                        web site: www.preferredincome.com